Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate	21.00%	21.00%	21.00%
State and foreign income taxes, net of federal benefits	(1.60%)	0.80%	(0.70%)
Jobs tax credits, net	2.20%	1.10%	3.90%
State deferred rate change	(1.20%)	1.60%	(0.30%)
Legal claims	(2.00%)	(11.30%)
Non-deductible expenses	(1.40%)	(0.20%)	0.10%
Share-based compensation	(4.60%)	0.90%	0.10%
Executive compensation	(1.10%)
Non-deductible goodwill			(22.40%)
Uncertain tax positions	0.00%	(0.50%)	0.10%
Adjustments associated with prior year provision	19.00%	0.70%	(0.80%)
Acquisition impacts	(1.90%)
Minority interest	(0.50%)	(0.20%)
Lobbying and political contributions	(0.30%)	(0.10%)
Other	0.10%	0.90%	(0.50%)
Total	27.70%	14.70%	0.50%